Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000008547
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Impact Bond Fund - Class A
Accumulated Value	$ 9,627											$ 9,831	$ 10,137	$ 10,101	$ 10,884	$ 11,694	$ 11,434	$ 9,934	$ 10,487	$ 10,609	$ 11,333
C000035282
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Impact Bond Fund - Class I
Accumulated Value	100,000											102,548	106,221	106,310	114,974	124,098	121,706	106,312	112,553	114,392	122,663
C000095945
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis International Index - Class A
Accumulated Value	9,472											9,943	12,426	10,546	12,608	14,167	15,191	12,651	14,487	15,418	19,873
C000095946
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis International Index - Class I
Accumulated Value	100,000											105,481	132,560	113,316	136,487	154,478	166,578	139,620	160,662	171,718	222,399
C000008551
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Value Index Fund - Class A
Accumulated Value	9,474											11,002	12,797	11,713	15,485	16,039	19,973	18,404	22,091	24,367	27,528
C000035284
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Value Index Fund - Class I
Accumulated Value	100,000											116,753	136,499	125,491	166,576	173,361	216,832	200,456	241,387	267,087	302,709
C000047793
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Growth Index Fund - Class A
Accumulated Value	9,475											10,152	12,820	12,814	16,844	22,370	29,438	21,073	27,286	36,302	42,853
C000047795
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Growth Index Fund - Class I
Accumulated Value	100,000											107,618	136,438	136,966	180,675	240,646	317,574	228,080	296,095	395,096	467,675
C000047796
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Small Cap Index Fund - Class A
Accumulated Value	9,478											10,254	11,351	10,379	12,597	13,905	17,595	14,061	16,293	17,573	18,653
C000047798
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Small Cap Index Fund - Class I
Accumulated Value	100,000											108,931	121,156	111,673	136,376	151,438	192,874	155,061	180,906	196,268	209,435
C000080567
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Genesis Conservative Portfolio
Accumulated Value	9,473											9,873	10,699	10,416	11,786	12,997	13,571	11,592	12,725	13,381	14,738
C000080568
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Genesis Balanced Portfolio
Accumulated Value	9,477											10,100	11,451	10,891	12,910	14,585	16,301	13,683	15,620	17,030	19,322
C000080569
Account Value [Line Items]
Line Graph and Table Measure Name											Praxis Genesis Growth Portfolio
Accumulated Value	9,473											10,214	11,920	11,143	13,612	15,529	18,125	15,035	17,588	19,613	22,653
Praxis Impact Large Cap Growth ETF
Account Value [Line Items]
Accumulated Value		$ 10,000	$ 10,586	$ 11,356	$ 11,897	$ 12,654	$ 12,900	$ 13,234	$ 13,985	$ 14,528
Praxis Impact Large Cap Value ETF
Account Value [Line Items]
Accumulated Value		10,000	10,564	10,956	11,234	11,456	11,647	11,954	12,000	12,414
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000											10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	100,000											102,647	106,283	106,295	115,560	124,235	122,320	106,405	112,288	113,692	121,993
Morningstar Global ex-US Target Market Exposure NR USD
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Global ex-US Target Market Exposure NR USD
Accumulated Value	10,000											10,468	13,250	11,455	13,924	15,414	16,684	14,127	16,337	17,215	22,701
Morningstar Global ex-US Target Market Exposure NR USD
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Global ex-US Target Market Exposure NR USD
Accumulated Value	100,000											104,684	132,497	114,548	139,242	154,135	166,839	141,274	163,372	172,151	227,014
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Total Market Index
Accumulated Value	10,000											11,268	13,655	12,950	16,943	20,500	25,773	20,749	26,139	32,352	37,902
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Total Market Index
Accumulated Value	100,000											112,676	136,552	129,496	169,428	204,995	257,729	207,489	261,386	323,522	379,018
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Total Market Index
Accumulated Value	10,000											11,268	13,655	12,950	16,943	20,500	25,773	20,749	26,139	32,352	37,902
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Total Market Index
Accumulated Value	100,000											112,676	136,552	129,496	169,428	204,995	257,729	207,489	261,386	323,522	379,018
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Total Market Index
Accumulated Value	10,000											11,268	13,655	12,950	16,943	20,500	25,773	20,749	26,139	32,352	37,902
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Total Market Index
Accumulated Value	100,000											112,676	136,552	129,496	169,428	204,995	257,729	207,489	261,386	323,522	379,018
S&P Target Risk Conservative Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Target Risk Conservative Index
Accumulated Value	10,000											10,509	11,546	11,231	12,802	14,039	14,740	12,678	14,065	14,992	16,752
S&P Target Risk Balanced Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Target Risk Balanced Index
Accumulated Value	10,000											10,667	12,377	11,673	13,915	15,561	17,330	14,683	16,941	18,759	21,872
S&P Target Risk Aggressive Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Target Risk Aggressive Index
Accumulated Value	10,000											10,766	12,932	11,943	14,664	16,583	19,174	16,080	19,039	21,608	25,876
CRSP US Large Cap Value Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Large Cap Value Index
Accumulated Value	10,000											11,693	13,699	12,959	16,309	16,678	21,101	20,676	22,572	26,184	30,193
CRSP US Large Cap Value Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Large Cap Value Index
Accumulated Value	100,000											116,928	136,989	129,592	163,093	166,785	211,007	206,758	225,718	261,842	301,926
CRSP US Large Cap Growth Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Large Cap Growth Index
Accumulated Value	10,000											10,616	13,573	13,120	18,015	25,269	32,167	21,511	31,591	41,932	50,099
CRSP US Large Cap Growth Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Large Cap Growth Index
Accumulated Value	100,000											106,156	135,729	131,195	180,147	252,689	321,671	215,109	315,910	419,321	500,992
CRSP US Small Cap Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Small Cap Index
Accumulated Value	10,000											11,826	13,746	12,464	15,873	18,901	22,249	18,324	21,638	24,715	26,896
CRSP US Small Cap Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Small Cap Index
Accumulated Value	100,000											118,262	137,464	124,643	158,732	189,007	222,487	183,242	216,384	247,148	268,956
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000											10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Total Market Index
Accumulated Value	10,000											11,268	13,655	12,950	16,943	20,500	25,773	20,749	26,139	32,352	37,902
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000											10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Total Market Index
Accumulated Value	10,000											11,268	13,655	12,950	16,943	20,500	25,773	20,749	26,139	32,352	37,902
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000											10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											CRSP U.S. Total Market Index
Accumulated Value	$ 10,000											$ 11,268	$ 13,655	$ 12,950	$ 16,943	$ 20,500	$ 25,773	$ 20,749	$ 26,139	$ 32,352	$ 37,902
CRSP US Total Market Total Return Index
Account Value [Line Items]
Accumulated Value		10,000	10,586	11,356	11,897	12,654	12,900	13,234	13,985	13,653
CRSP US Large Cap Growth TR Index
Account Value [Line Items]
Accumulated Value		10,000	10,586	11,356	11,897	12,654	12,900	13,234	13,985	14,636
CRSP US Total Market Total Return Index
Account Value [Line Items]
Accumulated Value		10,000	10,564	10,956	11,234	11,456	11,647	11,954	12,000	13,653
CRSP US Large Cap Value TR Index
Account Value [Line Items]
Accumulated Value		$ 10,000	$ 10,564	$ 10,956	$ 11,234	$ 11,456	$ 11,647	$ 11,954	$ 12,000	$ 12,457